Disposals - Loss on Current Period Disposal (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash inflow from the disposal of businesses	$ 380	$ 7	$ 98
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash inflow from the disposal of businesses	422	0
Net assets disposed of	(390)	0
Disposal costs and provisions	(32)	0
Recycling of deferred foreign exchange losses	(370)	0
Current period loss on disposal	$ (370)	$ 0